Supplementary Subsidiary Guarantee Information Required Under SEC Rules	6 Months Ended
Sep. 30, 2011
Supplementary Subsidiary Guarantee Information Required Under SEC Rules (Abstract)
Supplementary Subsidiary Guarantee Information Required Under SEC Rules

15. Supplementary subsidiary guarantee information required under SEC rules:

The Company provides several guarantees of borrowings of its subsidiaries. The Company has fully and unconditionally guaranteed the securities issued or to be issued by Nomura America Finance LLC, which is an indirect, wholly owned finance subsidiary of the Company.